Leases - Summary of Cash Outflows in Financing Activity for Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal elements of lease payments	¥ 6,834	$ 991	¥ 1,881
Related interest paid	388		193
Total	¥ 7,222		¥ 2,074